Restricted cash and escrow receivables	12 Months Ended
Mar. 31, 2019
Restricted cash and escrow receivables
Restricted cash and escrow receivables

10.Restricted cash and escrow receivables

	As of March 31,
	2018	2019
	(in millions of RMB)
Money received or receivable on escrow services offered by AliExpress (i)	3,171	8,354
Others	246	164
	3,417	8,518

(i)	The amount represents customer funds held by external payment networks outside the PRC relating to AliExpress with a corresponding liability recorded under escrow money payable.